Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summarized balance sheet
Current assets	$ 6,103	$ 4,000
Current liabilities	3,760	3,245
Accumulated non-controlling interests	768	669
Summarized statement of comprehensive income (loss)
Revenue	13,481	8,948
Loss for the period	2,915	(944)
Other comprehensive income (loss)	122	(126)
Total comprehensive income (loss)	3,037	(1,070)
Loss allocated to non-controlling interests	47	(80)
Summarized cash flows
Cash flows from operating activities	4,738	1,563
Cash flows from investing activities	(4,819)	(3,672)
Cash flows from financing activities	1,056	1,528
Effect of exchange rate changes on cash and cash equivalents	2	5
Net increase (decrease) in cash and cash equivalents	977	(576)
Quebrada Blanca
Summarized balance sheet
Current assets	166	221
Current liabilities	731	698
Current net assets	(565)	(477)
Non-current assets	11,699	8,575
Non-current liabilities	7,328	4,841
Non-current net assets	4,371	3,734
Net assets	3,806	3,257
Accumulated non-controlling interests	612	526
Summarized statement of comprehensive income (loss)
Revenue	136	116
Loss for the period	(182)	(291)
Other comprehensive income (loss)	(10)	(47)
Total comprehensive income (loss)	(192)	(338)
Loss allocated to non-controlling interests	(20)	(95)
Summarized cash flows
Cash flows from operating activities	(516)	(442)
Cash flows from investing activities	(2,597)	(1,657)
Cash flows from financing activities	3,117	1,668
Effect of exchange rate changes on cash and cash equivalents	2	8
Net increase (decrease) in cash and cash equivalents	$ 6	$ (423)